CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 May 2, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund V
                   -----------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund V (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 14 and under the Investment Company Act of 1940, as amended, Amendment No. 18 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Managed Futures Strategy Fund (formerly First Trust Morningstar Managed Futures Strategy Fund), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      The forms of prospectus and statement of additional information contained in the Amendment are identical to those filed in Post-Effective Amendment No. 12 on April 4, 2019, which was withdrawn on April 30, 2019.

      If we may cooperate with you in any way in the processing of this Amendment, please telephone the undersigned at (312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              -------------------------------
                                                  Morrison C. Warren


Enclosures